Schedule of Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deductible Value Added Tax (“VAT”)		¥ 27,708	¥ 22,382
Service fees	[1]	10,498	17,239
Rental and other deposits		2,818	2,946
Rental expense for other leases with period less than one year		897	878
Staff advance		133
Others		3,484	1,991
Balance at the end of the year		¥ 45,538	¥ 45,436

[1]	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.